Interest and Finance Costs	12 Months Ended
Dec. 31, 2011
Interest and Finance Costs [Abstract]
Interest and Finance Costs

10.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2011	2010
Interest expense (Note 6)	551,004	273,596
Amortization and write-off of deferred financing costs	680,524	110,587
Commitment fees (Note 6)	282,133	96,000
Other	90,498	31,108
Total	1,604,159	511,291